Acquisitions and disposals	12 Months Ended
Dec. 31, 2018
Acquisitions and disposals
Acquisitions and disposals

6. Acquisitions and disposals

Acquisitions

The Group completed the acquisitions of two businesses in 2018 and two businesses in 2017:

Company/business	Description
2018
Unium Inc.

Unium Inc. is a United States-based software company that specializes in solving complex wireless networking problems for use in mission-critical and residential Wi-Fi applications. The Group acquired 100% ownership interest on March 15, 2018. Goodwill was allocated to Fixed Networks operating segment.

SpaceTime Insight Inc.

SpaceTime Insight Inc. is a United States-based software company that provides machine learning-powered analytics and IoT applications for some of the world's largest transportation, energy and utilities organizations. The Group acquired the business of SpaceTime Insight Inc. on April 30, 2018. Goodwill was allocated to Nokia Software operating segment.

2017
Deepfield Networks Inc.

Deepfield Networks Inc. is a United States-based leader in real-time analytics for Internet Protocol (IP) network performance management and security. The Group acquired 100% ownership interest on January 31, 2017. Goodwill was allocated to IP/Optical Networks operating segment.

Comptel Corporation

Comptel Corporation is a Finland-based telecommunications software company. The Group acquired 88.4% of the share capital and voting rights as part of the tender offer on March 29, 2017. The Group acquired 100% ownership interest on June 29, 2017. Goodwill was allocated to Nokia Software operating segment.

Acquisitions completed by the Group in 2018 and 2017 are individually immaterial to the consolidated financial statements. Goodwill arising from these acquisitions is attributable to future derivations of the acquired technology, future customers, synergies and assembled workforce, and was allocated to groups of cash-generating units expected to benefit from the synergies of the combination. Refer to Note 17, Impairment. The majority of the goodwill acquired from these acquisitions is not expected to be deductible for tax purposes. The Group also recognized intangible assets from these acquisitions related to acquired customer relationships and technology assets. As of each respective acquisition date, the total consideration paid, aggregate fair values of intangible assets, other net assets acquired and resulting goodwill for the individually immaterial acquisitions are as follows:

EURm	2018	2017
Other intangible assets	–	169
Other net assets	(3)	67
Total identifiable net assets	(3)	236
Goodwill	32	162
Total purchase consideration	29	398

Disposals

In 2018, the gains and losses related to disposals recorded by the Group did not have a material effect on the Group’s consolidated financial statements. In 2017, there were no disposals.